Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Receivables and Prepaid Expenses [Abstract]
Schedule of receivables and prepaid expenses
	December 31,
	2018	2017
	U.S. dollars in thousands
Government authorities	$16	$28
Prepaid expenses	472	68

	$488	$96